ANNUAL REPORT TO SHAREHOLDERS




                                    KALA INVESTMENT CORP.

                                   REPORT TO STOCKHOLDERS

                                    FINANCIAL STATEMENTS

                                       APRIL 30, 2001








                                    KALA INVESTMENT CORP.

                                   REPORT TO STOCKHOLDERS

                                     TABLE OF CONTENTS






CONTENTS                                              PAGE


ACCOUNTANT'S REVIEW REPORT                              1

STATEMENTS OF ASSETS, LIABILITIES AND
  CAPITAL SECURITIES                                    2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
  INCOME (LOSS)                                         3

STATEMENTS OF CHANGES IN NET ASSETS                     4

STATEMENTS OF CASH FLOWS                                5

NOTES TO FINANCIAL STATEMENTS                           6-13




















To the Board of Directors and
Stockholders of Kala Investment Corp.
New York, New York


I have reviewed the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of April 30, 2001, and the related statements of operations, undistributed net income (loss), changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these financial statements is the representation of the management of Kala Investment Corp.

A review consists principally of inquiries of Company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based on my review, I am not aware of any material modifications that should be made to the interim financial statements referred to above in order for them to be in conformity with generally accepted accounting principles.

The financial statements for the year ended October 31, 2000 were audited by me, and I expressed an unqualified opinion on them in my report dated December 18, 2000, but I have not performed any auditing procedures since that date.




                                                STUART M. FRIED, CPA



W. Caldwell, New Jersey
June 12, 2001








                            KALA INVESTMENT CORP.
                      STATEMENTS OF ASSETS, LIABILITIES
                            AND CAPITAL SECURITIES

                                   ASSETS

                                             4/30/01              10/31/00

INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $6,028,223 and $6,563,513)                 $6,101,692           $6,485,124
Investment in HSBC NY tax free fund
(average interest rate 3.62%)                1,413,010              964,278
Cash and cash equivalents                       10,614               18,795
Interest receivable                            117,556              136,916
Prepaid expense                                  1,872                3,820

                                            $7,644,744           $7,608,933

                     	LIABILITIES AND CAPITAL SECURITIES

LIABILITIES
Dividends payable                           $        0           $   82,075
Accrued expenses                                17,802                7,959


                                            $   17,802           $   90,034

              NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES

CAPITAL SHARES
Class A common 200 shares
 authorized and issued -
 no par
Class B common 40,000 shares
 authorized, 26,622 issued -
 no par                                        34,627               34,627

Retained earnings                           7,562,661            7,559,849

Undistributed net income (loss)               (43,815)               2,812

Unrealized appreciation (depreciation)
 of investments                                73,469              (78,389)

Total stockholders' equity
(equivalent to $284.35 per
share at 4/30/01 and $280.32
per share at 10/31/00)                      7,626,942            7,518,899

                                           $7,644,744           $7,608,933

See accompanying notes and accountant's report.

                             KALA INVESTMENT CORP.
                           STATEMENTS OF OPERATIONS,
                        UNDISTRIBUTED NET INCOME (LOSS)

                                                   SIX MONTHS     YEAR ENDED
                                                    4/30/01        10/31/00

INVESTMENT INCOME:

 INCOME:
Interest income                                     $138,130       $314,504
Dividend income - tax free                            21,526         17,686


                                                     159,656        332,190

 EXPENSES:
Custodial fees (note 4)                                3,241          6,267
Audit fees                                             2,000          3,300
Legal fees                                             8,817         10,339
Taxes other than income taxes (net refund)               100            100
Office expense                                         4,800          6,500
Printing and stationery                                  704          1,002
Filing and director's fees                              (500)           850
Insurance                                              2,076          4,018

                                                      21,238         32,376


INVESTMENT INCOME                                    138,418        299,814

Net realized gain (loss) from
 investment transactions                             (77,359)         2,600

NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX                                   61,059        302,414
Less: Federal income taxes (refund)                        0              0

NET INVESTMENT INCOME                                 61,059        302,414

Less: Dividends paid                                 104,874        299,602

UNDISTRIBUTED NET INCOME (LOSS)                    $ (43,815)      $  2,812

UNREALIZED APRECIATION (DEPRECIATION)
 OF INVESTMENTS                                    $  73,469       $(78,389)



See accompanying notes and accountant's report.

                            KALA INVESTMENT CORP.
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                 SIX MONTHS       YEAR ENDED
                                                  4/30/01          10/31/00


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net                        $  138,418        $  299,814
Net realized gain (loss) on investments           (77,359)            2,600
Change in unrealized appreciation                 151,858            13,345
	NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   212,917           315,759

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                             104,874           299,602

TOTAL INCREASE                                    108,043            16,157

NET ASSETS BEGINNING OF YEAR                    7,518,899         7,502,742

NET ASSETS END OF YEAR (including
undistributed net loss of $43,815 and
undistributed net income of $2,812
respectively)                                  $7,626,942        $7,518,899


DIVIDENDS PER SHARE                            $     3.91        $    11.17










See accompanying notes and accountant's report.

                                KALA INVESTMENT CORP.
                              STATEMENTS OF CASH FLOWS

                                                SIX MONTHS       YEAR ENDED
                                                 4/30/01          10/31/00


CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                      $  61,059        $ 302,414
Adjustments to reconcile net income
to net cash provided by operating activities:
Realized (gain) loss from investment
  transactions included in net income              77,359           (2,600)
 	 Changes in assets and liabilities:
(Increase) Decrease in securities
 at fair market value                             383,432          711,068
(Increase) Decrease in HSBC NY tax free fund     (448,732)        (715,051)
(Increase) Decrease in interest receivable         19,360            7,185
(Increase) Decrease in prepaid expenses             1,948               63
Increase (Decrease) in accrued expenses             9,843            3,196

NET CASH PROVIDED BY OPERATING ACTIVITIES         104,269          306,275

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in unrealized appreciation
 of investments                                   151,858           13,345
Realized gain (loss) from investment
Transactions                                      (77,359)           2,600

NET CASH PROVIDED BY
 INVESTING ACTIVITIES                              74,499           15,945

CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid                                   (186,949)        (311,671)

NET (DECREASE) INCREASE IN CASH
 AND CASH EQUIVALENTS                              (8,181)          10,549

CASH AND CASH EQUIVALENTS -
 BEGINNING OF PERIOD                               18,795            8,246

CASH AND CASH EQUIVALENTS - END OF PERIOD      $   10,614        $  18,795


SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Cash paid during the period for:
 Income taxes                                  $        0        $     100



See accompanying notes and accountant's report.

                                  KALA INVESTMENT CORP.
                        	NOTES TO FINANCIAL STATEMENTS
                              	APRIL 30, 2001


1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax exempt obligations, provided it designates such dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S. Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The Company has adopted a code of ethics (each, a "17j-1 Code") under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by the Company governs the manner and extent to which certain persons associated with it may invest in securities for their own accounts.

In March 2001, the Company's Board of Directors approved a plan and agreement of reorganization pursuant to which substantially all of the assets of the Company would be sold to an open-end investment company whose investment objective and policies are substantially the same as those of the Company. Implementation of the Plan is subject to the approval of the Company's shareholders and final approval of the contemplated transaction by the acquiring company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a)	Investments are valued by the Custodian.  These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

                            	KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                               APRIL 30, 2001



(b)	It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

(c)	Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d)	Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

(e)	Interest receivable on investment in securities is computed daily.

(f)	Amortization Method - The municipal bonds are amortized over the life of the bonds.
As of November 1, 1995 the bonds are amortized to the pre-refunded date, if earlier.

(g)	Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at April 30, 2001:

     Unrealized appreciation of bonds totaled         $  80,935
     Unrealized depreciation of bonds totaled            (7,466)

     Net unrealized appreciation of investments       $  73,469


2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES

Securities purchased by the Company amounted to $944,033 (which included purchases of HSBC NY tax exempt fund of $730,733) for the six months ended April 30, 2001 and $893,793 (which included purchases of HSBC NY tax exempt fund of $893,793) for the year ended October 31, 2000. Sales of securities amounted to $966,259 (which included sales of HSBC NY tax exempt fund of $282,000) for the six months ended April 30, 2001 and $704,743 (which included sales of HSBC NY tax exempt fund of $124,743) for the year ended October 31, 2000.

                            KALA INVESTMENT CORP.
	                 NOTES TO FINANCIAL STATEMENTS
	                        APRIL 30, 2001



3. DISTRIBUTIONS

The Company distributed income of $104,874 ($3.91per share) as of April 30, 2001 and $299,602 ($11.17 per share) for the year ended October 31, 2000 in the form of dividends.

4. CUSTODIAL FEES

On August 15, 1997, the custodial agreement was transferred to HSBC. HSBC (the Custodian) will charge a custodial fee of:

         .25% on the first $500,000 face value of bonds per $1,000
         .125% on the next $1,000,000 face value of bonds per $1,000 .625% on amounts over $1,500,000 face value of bonds per $1,000

The minimum annual charge is $1,000. Additional charges will include $20 for each security transaction.

During the period ended April 30, 2001, the Company was charged an aggregate of $3,241 and $6,267 for the year ended October 31, 2000.

5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $0 for the period ended April 30, 2001 and $600 for the year ended October 31, 2000.

6. CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout each year:

                                  KALA INVESTMENT CORP.
                              NOTES TO FINANCIAL STATEMENTS
                                    APRIL 30, 2001


                                             SIX MONTHS          YEAR END
                                              4/30/01            10/31/00


Investment income                          $    5.95             $  12.38
Operating expenses, net of tax refund            .79                 1.20

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX                                     5.16                11.18

FEDERAL INCOME TAX (REFUND)                        0                    0

INVESTMENT INCOME  NET                          5.16                11.18

Dividends to shareholders                       3.91                11.17

                                                1.25                  .01

Realized and unrealized gain
(loss) on investments  net                      2.78                  .59

CHANGE IN NET VALUE                             4.03                  .60

NET ASSET VALUE:
 Beginning of period                          280.32               279.72

 End of period                               $284.35              $280.32

Ratio of operating expenses
 to average net assets                         .003%                .004%


Ratio of investment income
 net to average net assets                      1.8%                 4.0%

Portfolio turnover                              2.8%                   0%

Number of shares outstanding at
 end of period                                26,822               26,822

                           	KALA INVESTMENT CORP.
                       	  NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001



7.  INVESTMENT IN SECURITIES

                                            PRINCIPAL    AMORTIZED     MARKET
MUNICIPAL BONDS (99%)                        AMOUNT        COST        VALUE

ISSUE

Austin Tex Util Sys Rev MBIA
DTD 7/15/89 9.25% Due 11/15/01
Unrefunded balance-Comb Pr Lien
Non Callable                                $235,000     $240,792    $242,482

Austin Tex Util Sys Rev Ser A
DTD 4/15/86 8.00%  Due 11/15/16
Comb Pr Lien
Prerefunded 8/15/01 @ 100.00                 100,000      100,136     100,190

Bexar Cnty Tex CTFS Oblig Tax & Rev
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100.00                        620,000      627,929     639,493

Dallas Tex Wtrwks & SWR Sys Rev
DTD 9/01/96 8.0% Due 10/01/01
RFD6 & Impt-Non Callable                     250,000      253,196     254,940

Dallas Tex Wtrwks & SWR Sys Rev
DTD 4/01/95 7.5% 4/01/03
RFDG & Impt-Callable 4/01/02 @ 101.50        150,000      156,786     157,317

Garland Tex MB1A
DTD 3/15/97 7.125% Due 2/15/03
Book Entry Only-Non Callable                 205,000      212,340     217,122

                           	KALA INVESTMENT CORP.
                       	NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 2001



                                            PRINCIPAL   AMORTIZED    MARKET
MUNICIPAL BONDS (99%)                         AMOUNT       COST      VALUE

ISSUE

Laredo Texas Ser A MBIA
DTD 11/01/94 8.625% Due 8/15/03
Book Entry Only-Non Callable                295,000      315,420      326,476

Municipal Assistance Corp. for City
New York NY RFDG-Ser L- Book Entry
DTD 6/15/97  6.00%  Due 7/1/04
Non Callable                                200,000      209,683      213,750

Nassau Cnty NY Rfdg-Comb Swr Dists
Ser F-MBIA Book Entry Only
DTD 6/10/93  5.30%  Due 7/1/06
Non Callable                                250,000      264,245      264,907

Nebo Utah Sch Dist FGIC
DTD 6/15/94 9.75%  Due 6/15/01
Book Entry Only-Non Callable                210,000      210,957      211,672

New York City Mun Wtr Fin
Auth Wtr & Swr Sys Rev Ser A
DTD 8/16/95   6.00%  Due 6/15/25
Callable 6/15/05 @101, 6/15/07 @100         190,000      207,091      207,970

New York NY City Mun Wtr Fin
Auth Wtr & Swr Sys Rev
DTD 11/17/93 Var rate
Due 6/15/09
Opt Put Subj no
Opt Rdmpt @100                              250,000      250,000      250,000

New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Escrowed to Maty O.I.D       15,000       15,010       15,085

New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Non Callable  O.I.D          85,000       85,073       85,479

                                  KALA INVESTMENT CORP.
                              NOTES TO FINANCIAL STATEMENTS
                                     APRIL 30, 2001




                                           PRINCIPAL    AMORTIZED     MARKET
MUNICIPAL BONDS (99%)                       AMOUNT        COST        VALUE

ISSUE

New York St Crossover RFDG
DTD 07/15/92  7.50%  Due 11/15/01
Book Entry Only-Non Callable                245,000      248,858      250,635

New York St Crossover RFDG
DTD 7/15/92  7.00%  Due 11/15/02
Non-Callable Book Entry Only                175,000      182,175      184,308

New York St TWY Auth
HWY & Brdg TR FD
Ser A MBIA Book Entry Only
DTD 7/1/95  6.25%  Due 4/1/04               250,000      264,183      267,622

New York NY
Ser A Book Entry Only
DTD 8/15/91 7.750%  Due 8/15/05
Prerefunded 8/15/01 @ 101.50                100,000      107,321      102,791

New York NY Ser B Book Entry O.I.D.
DTD 10/29/92  7.00%  Due 10/01/14
Prerefunded 10/01/02  @101.5                245,000      255,751      260,986

New  York NY Ser B Book Entry O.I.D.
DTD 10/29/92  6.75%  Due 10/01/15
Prerefunded 10/1/02 @101.5                  235,000      243,905      249,561

New York NY Ser F Book Entry O.I.D.
DTD 05/15/91  8.25%  Due 11/15/16
Prerefunded 11/15/01 @101.5                 100,000      102,256      104,222

New York St Loc Govt Assistance Corp
Ser D MBIA IBC MBIA IND 0BD CTF OID
DTD 12/1/91  7.00%  Due 4/1/18
Prerefunded 4/1/02 @102                     110,000      113,177      116,025

                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                                APRIL 30, 2001

                                          PRINCIPAL     AMORTIZED     MARKET
MUNICIPAL BONDS (99%)                      AMOUNT         COST        VALUE

ISSUE

New York St Dorm Auth Revs St
Univ EDL FACS-A-MBIA-IBC MBIA-
INSD BD CTF-O-O.I.D.
DTD 12/1/91  6.750%  Due 5/15/21
Prerefunded 5/15/02 @ 102                   190,000      195,404      200,545

New York St Dorm Auth Revs
Upstate Cmmty Colleges - Ser A
DTD 10/1/95  6.20% Due 7/1/15
Prerefunded 7/1/05 @ 102                    250,000      272,789      277,910

New York St. Pwr Auth
Revs Gen Purp Ser w-RFDG -O.I.D
DTD 12/1/96  6.70%  Due 1/1/04              100,000      106,716      107,843

New York St Dorm auth
Revs City Univ. Sys Cons - Ser I
DTD 10/15/97  5.5%  Due 7/1/05
Non Callable                                250,000      263,333      265,638

San Antonio Tex RFDG & Gen Impt
DTD 8/01/93 8.0% Due 8/1/02
Book Entry Only-Non Callable                300,000      310,781      316,743

Washington D.C. Convention Ctr Auth
DTD 9/1/98 5.25% Due 10/1/09
Callable 10/1/08 @ 101                      200,000      212,916      209,980


Total Investment  - 80%                  $5,805,000   $6,028,223    6,101,692

Other Assets Less Liabilities - 20%                                 1,525,250

Net Assets - 100%                                                  $7,626,942

Net Asset Value Per Share                                          $   284.35

Outstanding shares at April 30, 2001                                   26,822

                             STUART M. FRIED

                        CERTIFIED PUBLIC ACCOUNTANT

                            11 TWIN BROOK ROAD

                         WEST CALDWELL, N.J. 07006
                                __________

                              (973) 226-4006